MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2016
Marketable Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES
At December 31, 2016, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Commercial paper	$49,797	$—	$—	$49,797
Treasury discount notes	34,978	—	(4)	34,974
Corporate debt securities	4,575	2	(6)	4,571
Total debt securities	89,350	2	(10)	89,342
Total marketable securities	$89,350	$2	$(10)	$89,342

The contractual maturities of debt securities classified as current available-for-sale at December 31, 2016 are within one year.
The aggregate fair value of available-for-sale marketable debt securities with unrealized losses is $37.0 million as of December 31, 2016. There are no investments in current available-for-sale marketable debt securities that have been in a continuous unrealized loss position for longer than twelve months as of December 31, 2016. The gross unrealized losses on the marketable debt securities relate primarily to changes in interest rates. The Company does not consider the gross unrealized losses to be other-than-temporary because the Company does not intend to sell the marketable debt securities that generated the gross unrealized losses at December 31, 2016, and it is not more likely than not that the Company will be required to sell these securities before recovery of their amortized costs bases, which may be maturity.
At December 31, 2015, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Corporate debt securities	$27,765	$—	$(187)	$27,578
Equity security	8,659	2,963	—	11,622
Total marketable securities	$36,424	$2,963	$(187)	$39,200

The unrealized gains and losses in the tables above are included in "Accumulated other comprehensive loss" in the accompanying consolidated balance sheet. The gross unrealized losses on the marketable debt securities relate primarily to changes in interest rates. The Company does not consider the gross unrealized losses to be other-than-temporary because the Company does not intend to sell the marketable debt securities that generated the gross unrealized losses at December 31, 2015, and it is not more likely than not that the Company will be required to sell these securities before recovery of their amortized costs bases, which may be maturity.
The following table presents the proceeds from maturities and sales of current and non-current available-for-sale marketable securities and the related gross realized gains:

	December 31,
	2016	2015	2014
	(In thousands)
Proceeds from maturities and sales of available-for-sale marketable securities	$279,485	$218,976	$25,223
Gross realized gains	3,556	443	3,362

There were no gross realized losses from the maturities and sales of available-for-sale marketable securities for the years ended December 31, 2016, 2015 and 2014. However, during the second quarter of 2015, the Company recognized $0.3 million in losses that were deemed to be other-than-temporary related to various corporate debt securities that were expected to be sold by the Company, in part, to fund its cash needs related to Match Group's acquisition of PlentyOfFish for $575 million.
Gross realized gains from the maturities and sales of available-for-sale marketable securities and losses that were deemed to be other-than-temporary are included in "Other income (expense), net" in the accompanying consolidated statement of operations.